Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting
The financial statements of the Plan are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Plan's investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Plan management determines the Plan's valuation policies utilizing information provided by the investment advisor and custodian. See Note 5 for discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade‑date basis. Interest income is recorded as earned. Dividends are recorded on the ex‑dividend date. The net change in fair value of investments includes the Plan's aggregate gains and losses on investments bought and sold as well as held during the year.
Participant Notes Receivable
Participant notes receivable are recorded at their unpaid principal balances plus any accrued interest. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the Plan Administrator deems the note receivable to be in default, the participant note receivable is reduced and a benefit payment is recorded.
Contributions
Participant contributions are recorded when withheld from compensation. Employer contributions are recorded in the period in which they become obligations of the Company.

Administrative Expenses
The Plan's administrative expenses are paid either by the Plan or the Company, as provided by the Plan document. Certain administrative expenses, including an allocation of salaries related to Plan administration, and audit and legal costs, are paid by the Company and qualify as party-in-interest transactions which are exempt from prohibited transaction rules. Expenses that are paid directly by the Company are excluded from these financial statements. Fees for custodial and record keeping services are paid by the Plan. Participants are charged directly for loan fees and fees related to certain distribution types.
Benefit Payments
Benefit payments are recorded when paid.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain amounts and disclosures at the date of the financial statements and during the reporting period. Application of these assumptions requires the exercise of judgment as to future uncertainties, and, as a result, actual results could differ from those estimates.
Risks and Uncertainties
The Plan invests in various investment securities. Investment securities are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the financial statements.
Subsequent Events
The financial statements and related disclosures include evaluation of events that occurred during the period subsequent to the most recent statement of net assets available for benefits presented herein, which is the date the financial statements were available to be issued.